Share Capital - Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Weighted average fair value of options granted (in CAD per share)	$ 2.61	$ 3.45